Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount of total hedging gain/(loss) recognized in the consolidated statement of other comprehensive income (loss)	$ 78,297	$ (8,248)	$ 115,992	$ (21,290)
Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	$ 5,679	$ (2,498)	$ 4,946	$ (2,273)